Current and Deferred Components of Income Tax Benefit Expense (Benefit) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Components Of Income Tax Expense Benefit [Line Items]
Current tax expense (benefit)	$ 541	3,277	(5,969)	19,294
Deferred tax benefit	(574)	(3,474)	(2,720)	(55,221)
Income tax benefit	$ (33)	(197)	(8,689)	(35,927)